Consolidated Statements of Shareholders' Equity (USD $) In Millions, except Share data	Total	Common Stock	Retained Earnings	Accumulated Other Comprehensive Income (Loss)
Beginning balance at Apr. 25, 2008	$ 11,966	$ 112	$ 12,140	$ (286)
Beginning balance (shares) at Apr. 25, 2008		1,125,000,000
Net earnings	2,070		2,070
Other comprehensive (loss)/income
Unrealized gain (loss) on investments	(54)			(54)
Translation adjustment	(147)			(147)
Net change in retirement obligations	(210)			(210)
Unrealized gain (loss) on foreign currency exchange rate derivatives	494			494
Reclassification of other-than-temporary losses on marketable securities included in net income	(3)
Total comprehensive income	2,153
Dividends to shareholders	(843)		(843)
Issuance of common stock under stock purchase and award plans	416	2	414
Issuance of common stock under stock purchase and award plans, shares		11,000,000
Adjustment for change in plan measurement date pursuant to the new authoritative guidance for accounting for defined benefit pension and other post-retirement plans	(12)		(13)	1
Repurchase of common stock	(759)	(2)	(757)
Repurchase of common stock, shares		(17,000,000)
Tax benefit/(deficit) from exercise of stock-based awards	24		24
Stock-based compensation	237		237
Ending balance at Apr. 24, 2009	13,182	112	13,272	(202)
Ending balance (shares) at Apr. 24, 2009	1,119,000,000
Net earnings	3,099		3,099
Other comprehensive (loss)/income
Unrealized gain (loss) on investments	68			68
Translation adjustment	181			181
Net change in retirement obligations	(214)			(214)
Unrealized gain (loss) on foreign currency exchange rate derivatives	(137)			(137)
Reclassification of other-than-temporary losses on marketable securities included in net income			3	(3)
Total comprehensive income	2,997
Dividends to shareholders	(907)		(907)
Issuance of common stock under stock purchase and award plans	165	1	164
Issuance of common stock under stock purchase and award plans, shares		5,000,000
Repurchase of common stock	(1,030)	(3)	(1,027)
Repurchase of common stock, shares		(27,000,000)
Tax benefit/(deficit) from exercise of stock-based awards	(3)		(3)
Stock-based compensation	225		225
Ending balance at Apr. 30, 2010	14,629	110	14,826	(307)
Ending balance (shares) at Apr. 30, 2010	1,097,342,586
Net earnings	3,096		3,096
Other comprehensive (loss)/income
Unrealized gain (loss) on investments	226			226
Translation adjustment	200			200
Net change in retirement obligations	5			5
Unrealized gain (loss) on foreign currency exchange rate derivatives	(348)			(348)
Total comprehensive income	3,179
Dividends to shareholders	(969)		(969)
Issuance of common stock under stock purchase and award plans	85		85
Issuance of common stock under stock purchase and award plans, shares		3,000,000
Repurchase of common stock	(1,140)	(3)	(1,137)
Repurchase of common stock, shares		(30,000,000)
Tax benefit/(deficit) from exercise of stock-based awards	(14)		(14)
Stock-based compensation	198		198
Ending balance at Apr. 29, 2011	$ 15,968	$ 107	$ 16,085	$ (224)
Ending balance (shares) at Apr. 29, 2011	1,070,162,109